Financial Instruments and Risk Management - Summary of Changes in Level 3 Instruments of Short-term Investment (Details) - Level 3 - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Opening balance	¥ 13,068	¥ 30,632	¥ 27,565
Additions	114,500	106,600	163,000
Settlements	(128,004)	(124,836)	(160,731)
Investment income credited to profit or loss (Note 8)	¥ 436	672	798
Closing balance		13,068	30,632
*Includes unrealized gains recognized in profit or loss attributable to balances held at the end of the reporting period		¥ 68	¥ 132